Investments Accounted for Using Equity Method - Summary of Financial Information of Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2019	Feb. 28, 2019	Dec. 31, 2018 TWD ($)
Condensed Financial Statements Captions [Line Items]
Assets	$ 512,875		$ 506,180		$ 18,489
Liabilities	(123,745)		(118,907)		(4,461)
Total equity	389,130		387,273	$ 384,272	14,028			$ 384,458
Investments accounted for using equity method	7,137		6,695		$ 257
Revenues	210,478	$ 7,588	207,609	207,520
Net loss for the period	37,047	1,336	34,704	33,921
Other comprehensive income (loss)	(966)	(35)	1,290	1,328
TOTAL COMPREHENSIVE INCOME	36,081	$ 1,301	35,994	35,249
Next Commercial Bank Co., Ltd. (“NCB”) [Member]
Condensed Financial Statements Captions [Line Items]
Assets	9,197		9,907
Liabilities	(525)		(789)
Total equity	$ 8,672		$ 9,118
Percentage of ownership in associates	41.90%		41.90%		41.90%	41.90%	41.90%
Equity attributable to the Company	$ 3,634		$ 3,820
Unrealized gain or loss from downstream transactions	(42)		(43)
Investments accounted for using equity method	3,592		3,777
Net loss for the period	(446)		(605)	(276)
TOTAL COMPREHENSIVE INCOME	$ (446)		$ (605)	$ (276)